Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule of name of related parties and relationships
Related Party	Relationship
Daniel Shih (Daniel)	Founder/promoter and shareholder; Aircom’s CEO and Director between February 13, 2017 and April 26, 2017; Aircom’s CFO between February 13, 2017 and May 5, 2017
Bummy Wu	Shareholder
Giretsu Shih	President of Aircom Japan
dMobile System Co. Ltd. (dMobile)	Daniel is the Chairman
Klingon Aerospace, Inc. (Klingon)	Daniel was the Chairman from February 2015 to February 2016
Law Office of Jan Yung Lin	100% owned by Jan
Priceplay.com, Inc. (PPUS)	Daniel is the Chairman
Priceplay Taiwan Inc. (PPTW)	Parent of PPUS
Wealth Wide Int’l Ltd. (WWI)	Bummy Wu is the Chairman

Schedule of significant related party transactions
a.	As of December 31, 2015, and 2016 and September 30, 2017,

	December 31,		September 30,
	2015	2016	2017
			(Unaudited)
Accounts receivable from dMobile	$3,478,900	$-	$-

Other receivable from
PPUS	$80,500	$-	$-
Daniel	35,680	-	-
Total	$116,180	$-	$-

Rental deposit to Daniel	$-	$4,966	$2,397

Other payable to:
dMobile	$3,950,000	$471,100	$-
Klingon	762,000	762,000	762,000
PPUS	387,500	737,000	-
PPTW	80,000	819,300	-
Giretsu Shih	-	69,385	2,131
Daniel	10,312	49,500	79,602
Bummy Wu	-	32,149	-
WWI	-	-	1,800
Others	34,451	15,141	53,735
Total	$5,224,263	$2,955,575	$899,268

b.	For the years ended December 31, 2014, 2015 and 2016 and nine months ended September 30, 2016 and 2017,

				Nine Months Ended September 30,
	Year Ended December 31,			(Unaudited)
	2014	2015	2016	2016	2017
Sales to
dMobile	$-	$5,478,900	$-	$-	$-
PPUS	-	650,000	-	-	-
Total	$-	$6,128,900	$-	$-	$-

100% of the Company’s sales for the year ended December 31, 2015 were to related parties.

							Nine Months Ended September 30,
	Year Ended December 31,						(Unaudited)
	2014		2015		2016		2016		2017
Intangible purchase from dMobile		$-		$4,950,000		$-		$-	$-

Legal expenses paid to Law Office of Jan Yung Lin		$-		$51,431		$10,000		$10,000	$-

Rental expense charged by Daniel		$-		$-		$-		$-	$37,901
Rental expense charged by WWI	$		$		$		$		$1,800